ORGANIZATION AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Thousands							1 Months Ended			7 Months Ended	12 Months Ended
	Feb. 05, 2025 USD ($) $ / shares shares	Nov. 03, 2024 USD ($) $ / shares shares	Apr. 25, 2024 USD ($) $ / shares shares	Jun. 02, 2023 USD ($) $ / shares shares	May 20, 2022 USD ($) shares	Apr. 28, 2022 USD ($) $ / shares shares	Feb. 29, 2020 $ / shares shares	Jan. 31, 2020 shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 18, 2024	Jun. 16, 2023 USD ($) $ / shares	Dec. 31, 2020	Jun. 30, 2016
ORGANIZATION AND BASIS OF PRESENTATION
Ordinary shares, par value | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding | shares										29,149,444	31,826,549	29,149,444
Proceeds from exercise of warrants, net											$ 38,960	$ 21,652
Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Cash transferred									$ 900
Number of shares transferred | shares									1,600
Number of ordinary shares issued | shares									5,340,221
Series A convertible preferred shares
ORGANIZATION AND BASIS OF PRESENTATION
Number of rounds of financing | shares							2	2
Price per share | $ / shares							$ 3.7036
ADS
ORGANIZATION AND BASIS OF PRESENTATION
Entity Listing, Depository Receipt Ratio			1								1
ADS | Representative Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares						$ 7.5
Number of ADS to purchase warrants | shares						169,302
IPO [Member] | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares						6,000,000
Offering price | $ / shares						$ 6
Entity Listing, Depository Receipt Ratio						1
Gross proceeds from issuance						$ 36,000
Net proceeds from issuance						$ 33,705
Over-Allotment Option [Member] | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares					772,091
Net proceeds from issuance					$ 4,285
Follow-on offering
ORGANIZATION AND BASIS OF PRESENTATION
Offering price | $ / shares				$ 15
Net proceeds from issuance												28,200
Gross proceeds before underwriting discount				$ 30,000
Net proceeds before underwriting discount				$ 27,317
Follow-on offering | Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Aggregate amount of warrant | shares				2,000,000
Exercise price | $ / shares				$ 18
Follow-on offering | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares				2,000,000
Follow-on offering | Ordinary Shares
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares				2,000,000
Ordinary shares, par value | $ / shares				$ 0.0001
At-the-Market offering ("ATM")
ORGANIZATION AND BASIS OF PRESENTATION
Net proceeds from issuance											$ 16,474	$ 26,988
At-the-Market offering ("ATM") | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares										731,843	284,719	731,843
Gross proceeds from issuance										$ 28,608	$ 16,984	$ 28,608
Net proceeds from issuance										$ 27,403	16,295	$ 27,403
Aggregate offering price														$ 100,000
At-the-Market offering ("ATM") | Ordinary Shares
ORGANIZATION AND BASIS OF PRESENTATION
Ordinary shares, par value | $ / shares														$ 0.0001
Direct offering
ORGANIZATION AND BASIS OF PRESENTATION
Net proceeds from issuance											$ 25,000
Direct offering | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares			651,380
Entity Listing, Depository Receipt Ratio			1
Price per share | $ / shares			$ 38.38
Gross proceeds from issuance			$ 25,000
Net proceeds from issuance			$ 24,811
Direct offering | ADS | Subsequent Event
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares	258,309
Price per share | $ / shares	$ 58.07
Net proceeds from issuance	$ 15,000
Aggregate amount of warrant | shares	258,309
Exercise price | $ / shares	$ 58.07
Warrant term	5 years
Direct offering | ADS | April Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Aggregate amount of warrant | shares			651,380
Exercise price | $ / shares			$ 44.14
Warrant term			5 years
Agreement For Exercise Of Warrants | April Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Aggregate amount of warrant | shares		651,380
Exercise price | $ / shares		$ 44.14
Proceeds from exercise of warrants, net		$ 28,752
Agreement For Exercise Of Warrants | November Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Aggregate amount of warrant | shares		651,380
Exercise price | $ / shares		$ 70
Warrant term		5 years
Proceeds from exercise of warrants, net		$ 45,597
Securities purchase agreement | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares	258,309
Price per share | $ / shares	$ 58.07
Gross proceeds from issuance	$ 1,500
Warrant term	5 years
Number of ADS to purchase warrants | shares	258,309
Potential proceeds from the exercise of warrants	$ 1,500
Belite Bio, LLC ("Belite USA") | Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)									100.00%		100.00%					100.00%
Belite Bio, Inc | Lin Bioscience International Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)															80.10%
Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%
RBP4 Pty Ltd ("RBP4") | Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%
Belite Bio (HK) Limited ("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%
Belite Bio (Shanghai) Limited ("Belite Shanghai") | Belite Bio (HK) Limited ("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%
Belite Bio (Taiwan) Inc | Belite Bio (HK) Limited ("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)													100.00%